Northbrook Life Insurance Company
                     Northbrook Variable Annuity Account II

Supplement to: Morgan Stanley Dean Witter Variable Annuity 3 Prospectus, Dated May 2, 2000

In the Section entitled Expense Table, replace the tables in Example 1 and Example 2 (pages 10-11) with the following expense tables corrected to reflect the inclusion of Rule 12b-1 Fees where applicable:

Surrender

                              1 YEARS    3 YEARS  5 YEARS  10 YEARS
                              -------    -------  -------  --------

AIM CAPITAL APPRECIATION        $69       $115      $156     $294
AIM GROWTH                      $69       $115      $156     $294
AIM VALUE                       $69       $116      $157     $297
ALLIANCE GROWTH                 $73       $127      $175     $333
ALLIANCE GROWTH AND INCOME      $71       $123      $168     $318
ALLIANCE PREMIER GROWTH         $75       $132      $184     $349
MSDW AGGRESSIVE EQUITY          $69       $116      $158     $298
MSDW CAPITAL GROWTH             $71       $123      $168     $318
MSDW COMPETITIVE EDGE           $70       $118      $160     $302
MSDW DIVIDEND GROWTH            $69       $116      $158     $298
MSDW EQUITY                     $69       $116      $157     $297
MSDW EUROPEAN GROWTH            $75       $132      $184     $349
MSDW GLOBAL DIVIDEND GROWTH     $73       $126      $173     $329
MSDW HIGH YIELD                 $69       $117      $158     $299
MSDW INCOME BUILDER             $72       $125      $172     $327
MSDW MONEY MARKET               $69       $116      $158     $298
MSDW PACIFIC GROWTH             $79       $144      $202     $384
MSDW QUALITY INCOME PLUS        $69       $116      $158     $298
MSDW S&p 500 INDEX              $69       $115      $156     $294
MSDW SHORT-TERM BOND            $70       $119      $163     $308
MSDW STRATEGIST                 $69       $116      $158     $298
MSDW UTILITIES                  $71       $121      $165     $313
MSDW EMERGING MARKETS EQUITY    $80       $147      $208     $395
MSDW EQUITY GROWTH              $70       $119      $162     $306
MSDW INTERNATIONAL MAGNUM       $73       $128      $177     $336
MSDW MID-CAP VALUE              $72       $125      $172     $326
MSDW U.S. REAL ESTATE           $73       $126      $174     $331
PUTNAM GROWTH AND INCOME        $68       $113      $151     $286
PUTNAM INTERNATIONAL GROWTH     $73       $129      $178     $337
PUTNAM VOYAGER                  $69       $115      $155     $293
VAN KAMPEN EMERGING GROWTH      $70       $119      $162     $306


No Surrender

                              1 YEARS    3 YEARS  5 YEARS  10 YEARS
                              -------    -------  -------  --------

AIM CAPITAL APPRECIATION        $26        $81      $139     $294
AIM GROWTH                      $26        $81      $139     $294
AIM VALUE                       $27        $82      $140     $297
ALLIANCE GROWTH                 $30        $93      $158     $333
ALLIANCE GROWTH AND INCOME      $29        $89      $151     $318
ALLIANCE PREMIER GROWTH         $32        $98      $167     $349
MSDW AGGRESSIVE EQUITY          $27        $82      $141     $298
MSDW CAPITAL GROWTH             $29        $89      $151     $318
MSDW COMPETITIVE EDGE           $27        $84      $143     $302
MSDW DIVIDEND GROWTH            $27        $82      $141     $298
MSDW EQUITY                     $27        $82      $140     $297
MSDW EUROPEAN GROWTH            $32        $98      $167     $349
MSDW GLOBAL DIVIDEND GROWTH     $30        $92      $156     $329
MSDW HIGH YIELD                 $27        $83      $141     $299
MSDW INCOME BUILDER             $30        $91      $155     $327
MSDW MONEY MARKET               $27        $82      $141     $298
MSDW PACIFIC GROWTH             $36       $110      $185     $384
MSDW QUALITY INCOME PLUS        $27        $82      $141     $298
MSDW S&p 500 INDEX              $26        $81      $139     $294
MSDW SHORT-TERM BOND            $28        $85      $146     $308
MSDW STRATEGIST                 $27        $82      $141     $298
MSDW UTILITIES                  $28        $87      $148     $313
MSDW EMERGING MARKETS EQUITY    $37       $113      $191     $395
MSDW EQUITY GROWTH              $28        $85      $145     $306
MSDW INTERNATIONAL MAGNUM       $31        $94      $160     $336
MSDW MID-CAP VALUE              $30        $91      $155     $326
MSDW U.S. REAL ESTATE           $30        $92      $157     $331
PUTNAM GROWTH AND INCOME        $26        $79      $134     $286
PUTNAM INTERNATIONAL GROWTH     $31        $95      $161     $337
PUTNAM VOYAGER                  $26        $81      $138     $293
VAN KAMPEN EMERGING GROWTH      $28        $85      $145     $306



All other information in the Examples remains unchanged.


September 26, 2000